Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income tax expense benefits [line items]
Australian prima facie tax rate	30.00%
Current tax expense related to pillar two income taxes	$ 37	$ 1	$ 0